Royalties and Royalty Options (Details Narrative) - CAD ($)	Dec. 10, 2019	Aug. 30, 2019	Aug. 20, 2018	Jan. 31, 2018	Apr. 30, 2021	Apr. 30, 2020	Oct. 28, 2019	Nov. 23, 2018
Statement Line Items [Line Items]
Listed warrants					2,401,648
Reno Creek Project [Member]
Statement Line Items [Line Items]
Profit interest royalty percentage	0.50%
Roughrider Project [Member]
Statement Line Items [Line Items]
Smelter return royalty percentage	1.97%
Production royalty per kilogram	$ 1.50
Consideration Paid	$ 5,900,000
Cash payment	$ 2,955,150
Units issued	1,969,964
Cash payment	$ 2,954,946
Roughrider Project [Member] | June 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares					492,491
Listed warrants					492,491
Roughrider Project [Member] | December 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares					492,491
Listed warrants					492,491
Michelin Project [Member]
Statement Line Items [Line Items]
Royalty percentage	2.00%
Production royalty per kilogram	$ 1.50
Purchase consideration	$ 4,300,000
Units issued	2,833,332
Payment for units	$ 4,249,998
Michelin Project [Member] | June 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares					708,333
Listed warrants					708,333
Michelin Project [Member] | December 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares					708,333
Listed warrants					708,333
Diabase Agreement [Member] | Paid on February 7, 2018 [Member]
Statement Line Items [Line Items]
Transaction cost				$ 125,000
Diabase Agreement [Member] | Four Years After Closing [Member]
Statement Line Items [Line Items]
Transaction cost				$ 1,750,000
Diabase Agreement [Member] | Mrs. Isabelle Clark [Member]
Statement Line Items [Line Items]
Acquire percentage				100.00%
Royalty percentage				3.00%
Diabase Agreement [Member] | Nuinsco Resources Limited [Member]
Statement Line Items [Line Items]
Acquire percentage				100.00%
Royalty Purchase Agreement [Member]
Statement Line Items [Line Items]
Smelter return royalty percentage			1.00%
Royalty Purchase Agreement [Member] | Consideration Shares [Member]
Statement Line Items [Line Items]
Common shares			12,000,000		4,000,000
Langer Heinrich Agreement [Member] | Australian Dollar [Member]
Statement Line Items [Line Items]
Production royalty per kilogram								$ 0.12
Langer Heinrich Agreement [Member] | Option Shares [Member]
Statement Line Items [Line Items]
Common shares					250,000			750,000
Langer Heinrich Agreement [Member] | Option Special Warrants [Member]
Statement Line Items [Line Items]
Common shares							1,354,167
Special warrants						1,354,167
Asset Purchase Agreement [Member] | Church Rock Project [Member]
Statement Line Items [Line Items]
Royalty percentage		4.00%
Asset Purchase Agreement [Member] | Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Royalty percentage		30.00%
Asset Purchase Agreement [Member] | Lance Project [Member]
Statement Line Items [Line Items]
Royalty percentage		4.00%
Asset Purchase Agreement [Member] | Roca Honda Project [Member]
Statement Line Items [Line Items]
Royalty percentage		4.00%